Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Analysis of income and expense [abstract]
Interest income	¥ 11,020	$ 1,694	¥ 11,126	¥ 14,464
Net gain (loss) from sales of scrap materials	5,050	776	(1,715)	(1,945)
Insurance compensation income	3,311	509
Government grants			1,473	3,095
Release of deferred income	797	122	796	796
Others	993	153
Other income, gains and losses	¥ 21,171	$ 3,254	¥ 11,680	¥ 16,410